COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	2025	2024
Vessels, rigs and equipment, net	2,820	3,462
Investments in sales-type leases	—	35
Book value of consolidated assets pledged under mortgages	2,820	3,497